Reinsurance (Life Insurance In Force) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reinsurance Disclosures [Abstract]
Direct gross life insurance face amount in force	$ 1,093,610,227	$ 1,079,382,740	$ 1,045,775,819
Assumed gross life insurance face amount in force	36,668,045	37,822,851	38,818,752
Reinsurance ceded	(1,009,571,304)	(992,635,327)	(986,701,914)
Net life insurance face amount in force	$ 120,706,968	$ 124,570,264	$ 97,892,657